Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 2,820	$ 688
Related parties
Disclosure of transactions between related parties [line items]
Voting right percentage	45.81%
Related parties | Top of range
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 5,122	$ 5,450